Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Sep. 25, 2018
Balance, shares at Sep. 25, 2018
Sale of common stock to Sponsor		$ 750	24,250		25,000
Sale of common stock to Sponsor, shares		7,503,750
Net income (loss)				(43,693)	(43,693)
Balance at Dec. 31, 2018		$ 750	24,250	(43,693)	(18,693)
Balance, shares at Dec. 31, 2018		7,503,750
Sale of 30,015,000 Units, net of underwriting discount and offering expenses	$ 3,002		283,064,358		283,067,360
Sale of 30,015,000 Units, net of underwriting discount and offering expenses, shares	30,015,000
Sale of 8,503,000 Private Placement Warrants			8,503,000		8,503,000
Net income (loss)				(41,421)	(41,421)
Balance at Mar. 31, 2019	$ 138	$ 750	5,084,230	(85,114)	5,000,004
Balance, shares at Mar. 31, 2019	1,378,012	7,503,750
Balance at Dec. 31, 2018		$ 750	24,250	(43,693)	(18,693)
Balance, shares at Dec. 31, 2018		7,503,750
Sale of 30,015,000 Units, net of underwriting discount and offering expenses	$ 3,002		283,064,358		283,067,360
Sale of 30,015,000 Units, net of underwriting discount and offering expenses, shares	30,015,000
Sale of 8,503,000 Private Placement Warrants			8,503,000		8,503,000
Change in value of common stock subject to possible redemption	$ (2,851)		(289,277,839)		(289,280,690)
Common stock subject to possible redemption, shares	(28,504,462)
Net income (loss)				2,729,032	2,729,032
Balance at Dec. 31, 2019	$ 151	$ 750	2,313,769	2,685,339	5,000,009
Balance, shares at Dec. 31, 2019	1,510,538	7,503,750
Balance at Mar. 31, 2019	$ 138	$ 750	5,084,230	(85,114)	5,000,004
Balance, shares at Mar. 31, 2019	1,378,012	7,503,750
Change in value of common stock subject to possible redemption	$ (3)		(1,253,056)		(1,253,059)
Common stock subject to possible redemption, shares	(27,430)
Net income (loss)				1,253,059	1,253,059
Balance at Jun. 30, 2019	$ 135	$ 750	3,831,174	1,167,945	5,000,004
Balance, shares at Jun. 30, 2019	1,350,582	7,503,750
Balance at Dec. 31, 2019	$ 151	$ 750	2,313,769	2,685,339	5,000,009
Balance, shares at Dec. 31, 2019	1,510,538	7,503,750
Change in value of common stock subject to possible redemption	$ 4		(239,724)		(239,720)
Common stock subject to possible redemption, shares	38,111
Net income (loss)				239,716	239,716
Balance at Mar. 31, 2020	$ 155	$ 750	2,074,045	2,925,055	5,000,005
Balance, shares at Mar. 31, 2020	1,548,649	7,503,750
Change in value of common stock subject to possible redemption	$ 43,187		180,223		180,228
Common stock subject to possible redemption, shares	5
Net income (loss)				(180,232)	(180,232)
Balance at Jun. 30, 2020	$ 160	$ 750	$ 2,254,268	$ 2,744,823	$ 5,000,001
Balance, shares at Jun. 30, 2020	1,591,836	7,503,750